Shareholder Report, Average Annual Return (Details) B522143_Direxion Daily Energy Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Energy Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Energy Bull 2X Shares NAV
Average Annual Return, Percent	(6.79%)	49.09%	(15.23%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Energy Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Energy Select Sector Index
Average Annual Return, Percent	2.83%	30.25%	6.96%